Taxes - Summary of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Deferred tax liabilities
Properties, plant and equipment	$ 20,303	$ 18,295
Investments and other	4,263	4,492
Total deferred tax liabilities	24,566	22,787
Deferred tax assets
Foreign tax credits	(13,560)	(12,599)
Asset retirement obligations/environmental reserves	(4,543)	(4,518)
Employee benefits	(1,785)	(2,087)
Deferred credits	(268)	(446)
Tax loss carryforwards	(3,492)	(3,887)
Other accrued liabilities	(1,416)	(746)
Inventory	(126)	(219)
Operating leases	(1,479)	(1,134)
Miscellaneous	(3,652)	(4,057)
Total deferred tax assets	(30,321)	(29,693)
Deferred tax assets valuation allowance	20,416	19,532
Total deferred taxes, net	14,661	12,626
Classification of deferred taxes
Deferred charges and other assets	(4,169)	(4,505)
Noncurrent deferred income taxes	18,830	17,131
Total deferred income taxes, net	$ 14,661	$ 12,626